Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Government Grants, Current	$ 295	$ 288
Government Grants, Credit to Profit (Loss)	$ 0
Wanchun Pharma [Member]
Government Grants, Current			$ 323	¥ 2